EQUITY (Details) - Schedule of Options Exercise Price - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
EQUITY (Details) - Schedule of Options Exercise Price [Line Items]
Exercise price exceeded market price	$ 1.31	$ 0.40
Maximum [Member]
EQUITY (Details) - Schedule of Options Exercise Price [Line Items]
Exercise price exceeded market price	2.00	1.60
Exercise price lower than market price	0	0
Exercise price equal to market price	$ 0	$ 0